Segments	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segments
4.           Segments
The chief operating decision maker (“CODM”) has been determined to be the Group Chief Executive Officer.
Prior to the fourth quarter of 2024, we reported our results across three operating segments (Specialty, Bespoke and Reinsurance), organized on the basis of insurance and reinsurance lines of business. In the fourth quarter of 2024, our CODM’s view of the business, how resources are allocated, and performance is assessed was amended so that the Bespoke segment was incorporated into the Specialty segment. The Bespoke segment comprised a portfolio of customized risk solutions for clients, including Credit & Political Risk and other risk transfer opportunities. The Specialty segment was subsequently renamed as the Insurance segment. The prior years’ presentation has been reclassified to conform to the new structure.
Our two reportable segments are defined as follows:
•The Insurance segment comprises a specialized portfolio of risks that includes Property, Marine, Asset Backed Finance & Portfolio Credit, Aviation and Aerospace, Political Risk, Violence & Terror, Energy, Cyber, and Other Insurance risks.
•The Reinsurance segment is primarily a residential property catastrophe book, which includes Property and Retro & Whole Account reinsurance.
The Group also has an “Other” category that includes general and administrative expenses and The Fidelis Partnership commissions.
The CODM and management measure segment performance based on segment underwriting income. Segment underwriting income is used in (i) the annual budgeting and forecasting process, (ii) quarterly comparisons of budget to actual, (iii) quarterly comparisons of actual to prior year, and (iv) comparison of performance across segments.
The accounting policies of the segments are the same as those described in Note 2 (Significant Accounting Policies). Assets are not allocated to segments, nor are general and administrative expenses allocated between segments as employees, including underwriters, may work across different segments. The Fidelis Partnership commissions (see Note 14 (Related Party Transactions)) are not allocated to segments as they are not included in the measure of segment profit reviewed by the CODM, nor is a segment analysis of such expenses provided in other information reviewed by the CODM.
The following tables summarize the Group's segment disclosures:

	2024
	Insurance	Reinsurance	Other	Total
Gross premiums written	$3,538.5	$864.6	$—	$4,403.1
Net premiums written	2,050.4	344.2	—	2,394.6
Net premiums earned	1,902.4	355.7	—	2,258.1
Losses and loss adjustment expenses	(1,101.5)	(54.3)	—	(1,155.8)
Policy acquisition expenses	(604.6)	(84.0)	(311.1)	(999.7)
General and administrative expenses	—	—	(94.3)	(94.3)
Underwriting income	196.3	217.4		8.3
Net investment income				190.5
Net realized and unrealized investment losses				(28.6)
Corporate and other expenses				(1.6)
Net foreign exchange gains				1.6
Financing costs				(33.8)
Income before income taxes				136.4
Income tax expense				(23.1)
Net income				$113.3

Losses and loss adjustment expenses incurred - current year	(916.9)	(114.3)		$(1,031.2)
Losses and loss adjustment expenses incurred - prior accident years	(184.6)	60.0		(124.6)
Losses and loss adjustment expenses incurred - total	$(1,101.5)	$(54.3)		$(1,155.8)

Underwriting Ratios(1)
Loss ratio - current year	48.2%	32.2%		45.7%
Loss ratio - prior accident years	9.7%	(16.9%)		5.5%
Loss ratio - total	57.9%	15.3%		51.2%
Policy acquisition expense ratio	31.8%	23.6%		30.5%
Underwriting ratio	89.7%	38.9%		81.7%
The Fidelis Partnership commissions ratio				13.8%
General & administrative expense ratio				4.2%
Combined ratio				99.7%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	2023
	Insurance	Reinsurance	Other	Total
Gross premiums written	$2,960.4	$618.6	$—	$3,579.0
Net premiums written	1,880.5	256.1	—	2,136.6
Net premiums earned	1,577.0	255.6	—	1,832.6
Losses and loss adjustment expenses	(675.1)	(23.7)	—	(698.8)
Policy acquisition expenses	(429.1)	(69.4)	(225.3)	(723.8)
General and administrative expenses	—	—	(82.7)	(82.7)
Underwriting income	472.8	162.5		327.3
Net investment income				119.5
Net realized and unrealized investment gains				4.9
Other income				0.1
Net gain on distribution of The Fidelis Partnership				1,639.1
Corporate and other expenses				(4.1)
Net foreign exchange losses				(4.1)
Financing costs				(35.5)
Income before income taxes				2,047.2
Income tax benefit				85.3
Net income				$2,132.5

Losses and loss adjustment expenses incurred - current year	(669.5)	(92.2)		$(761.7)
Losses and loss adjustment expenses incurred - prior accident years	(5.6)	68.5		62.9
Losses and loss adjustment expenses incurred - total	$(675.1)	$(23.7)		$(698.8)

Underwriting Ratios(1)
Loss ratio - current year	42.4%	36.1%		41.5%
Loss ratio - prior accident years	0.4%	(26.8%)		(3.4%)
Loss ratio - total	42.8%	9.3%		38.1%
Policy acquisition expense ratio	27.2%	27.2%		27.2%
Underwriting ratio	70.0%	36.5%		65.3%
The Fidelis Partnership commissions ratio				12.3%
General & administrative expense ratio				4.5%
Combined ratio				82.1%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	2022
	Insurance	Reinsurance	Other	Total
Gross premiums written	$2,413.0	$605.1	$—	$3,018.1
Net premiums written	1,625.4	233.0	—	1,858.4
Net premiums earned	1,230.6	269.9	—	1,500.5
Losses and loss adjustment expenses	(627.8)	(202.4)	—	(830.2)
Policy acquisition expenses	(324.0)	(60.4)	—	(384.4)
General and administrative expenses	—	—	(165.5)	(165.5)
Underwriting income	278.8	7.1		120.4
Net investment income				40.7
Net realized and unrealized investment losses				(33.7)
Other income				1.9
Corporate and other expenses				(20.5)
Net foreign exchange gains				6.8
Financing costs				(35.5)
Income before income taxes				80.1
Income tax expense				(17.8)
Net income				62.3
Net income attributable to non-controlling interests				(9.7)
Net income available to common shareholders				$52.6

Losses and loss adjustment expenses incurred - current year	(667.4)	(184.9)		$(852.3)
Losses and loss adjustment expenses incurred - prior accident years	39.6	(17.5)		22.1
Losses and loss adjustment expenses incurred - total	$(627.8)	$(202.4)		$(830.2)

Underwriting Ratios(1)
Loss ratio - current year	54.2%	68.5%		56.8%
Loss ratio - prior accident years	(3.2%)	6.5%		(1.5%)
Loss ratio - total	51.0%	75.0%		55.3%
Policy acquisition expense ratio	26.3%	22.4%		25.6%
Underwriting ratio	77.3%	97.4%		80.9%
General & administrative expense ratio				11.0%
Combined ratio				91.9%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.
The following table summarizes gross premiums written by line of business within each underwriting segment.

	2024	2023	2022
Insurance
Property	$1,279.6	$988.1	$632.9
Marine	785.7	673.4	542.7
Asset Backed Finance & Portfolio Credit	399.2	293.3	201.8
Aviation & Aerospace	339.5	371.8	297.4
Political Risk, Violence & Terror	204.2	221.7	127.5
Energy	192.5	172.1	119.5
Cyber	82.9	69.9	101.7
Other Insurance	254.9	170.1	389.5
Total Insurance	3,538.5	2,960.4	2,413.0

Reinsurance
Property Reinsurance	832.9	596.8	555.9
Retro & Whole Account	31.7	21.8	49.2
Total Reinsurance	$864.6	$618.6	$605.1
c) The following table presents gross premiums written by the geographical location of the Group’s subsidiaries:

	2024	2023	2022
United Kingdom	$2,330.6	$1,977.0	$1,755.7
Bermuda	1,465.0	1,047.5	707.6
Republic of Ireland	607.5	554.5	554.8
Total	$4,403.1	$3,579.0	$3,018.1
The information presented above is after allocation of consolidation adjustments. Amounts relating to intergroup reinsurance are not included in the above table.